UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-03264

Dryden Government Securities Trust

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code:     800-225-1852

Date of fiscal year end:     11/30/2009

Date of reporting period:     11/30/2009

Explanatory Note

This filing is an amendment to the registrant’s original Certified Shareholder Report on Form N-CSR filed by the registrant on January 28, 2010, relating to its period ended November 30, 2009.

Following is the amended Dryden Government Securities Trust/Money Market Series Annual Report dated November 30, 2009. The amendment reflects a change in the Notes to Financial Statements to the effective management fee paid for the year ended November 30, 2009, due to a typographical error incorrectly reflecting the effective fee.

This amendment does not reflect events occurring after the filing of the registrant’s original report, and, other than amend the page noted above, does not modify or update the disclosure in the report in any way.

Item 1 – Reports to Stockholders

NOVEMBER 30, 2009	ANNUAL REPORT

Dryden Government Securities

Trust/Money Market Series

On or about February 16, 2010, this Fund will be renamed the Prudential Government Securities Money Market Fund.

FUND TYPE

Money market

OBJECTIVES

High current income, preservation of capital, and maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

January 15, 2010

Dear Shareholder:

On December 11, 2009, the Board of Directors approved the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments, effective on or about February 16, 2010. As a result of this change, each of our Funds will be renamed to feature “Prudential” as part of its new name. The name of your Fund will change from Dryden Government Securities Trust/Money Market Series to Prudential Government Securities Money Market Fund.

While the name of your Fund will change, its investment objectives and portfolio management team will remain the same. No action is required on your part. If you participate in an automatic investment plan, your account will continue to be invested in the Fund under its new name.

Featuring the Prudential name in our Funds will create an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your Fund’s annual report, including an analysis of its performance over the fiscal year in addition to other data. If you have questions about this information or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.jennisondryden.com.

Sincerely,

Judy A. Rice, President

Dryden Government Securities Trust/Money Market Series

Dryden Government Securities Trust/Money Market Series	1

Your Fund’s Performance

Fund objectives

The investment objectives of the Dryden Government Securities Trust/Money Market Series are high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Fund will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross and net operating expenses: Class A, 0.72% and 0.46%; Class Z, 0.59% and 0.44%, respectively.

Fund Facts as of 11/30/09
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.03%	$1.00	62 Days	$223.5
Class Z	0.03	1.00	62	36.0
iMoneyNet, Inc. Government & Agency Retail Avg.*	0.01	N/A	51	N/A

*iMoneyNet, Inc. reports a seven-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of November 24, 2009, the closest date to the end of our reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Strategy and Performance Overview

How did the Fund perform?

The Fund provided competitive yields compared to the iMoneyNet, Inc. Government and Agency Retail Average during the 12-month reporting period ended November 30, 2009. Money market yields declined, reflecting a decision by the Federal Reserve (the Fed) to cut short-term interest rates to record lows as described below. The net asset value of the Fund’s two share classes remained at $1.00 per share throughout the reporting period.

How is the Fund managed?

Prudential Fixed Income Management employs a team-based approach to manage the Fund, which invests primarily in short-term U.S. government securities such as federal agency securities and U.S. Treasury securities. The Fund may also enter into repurchase agreements collateralized by U.S. government securities, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price on a stated date.

What were conditions like in the credit markets?

Shortly after the reporting period began on December 1, 2008, the Fed reduced its target for the overnight bank lending rate from 1.00% to a record low range of zero to 0.25%. It had repeatedly cut short-term interest rates earlier in 2008 as a bursting housing bubble in the United States, among other factors, fueled a financial crisis that drove the economy into its deepest recession in several decades.

In addition to aggressively easing monetary policy, the Fed worked closely with the U.S. Department of the Treasury to implement various programs aimed at stabilizing the nation’s financial system and jumpstarting the economy. As conditions in the credit markets began to improve in early 2009, investors began to shift away from super-safe U.S. Treasury securities and grew more comfortable owning debt securities issued by the private sector. Indeed, as liquidity continued to improve and risk aversion faded, the London Interbank Offered Rate (LIBOR), a reference rate for many types of money market securities, steadily declined. For example, three-month LIBOR fell from approximately 2.00% early in the reporting period to 0.25% by the end of the reporting period.

The U.S. economy began to expand again in the third quarter of 2009, helped greatly by government spending programs. Yet doubts about economic conditions persisted as the unemployment rate hit double digits and delinquencies and foreclosures on home mortgages continued to climb. The Federal Open Market Committee headed by Fed Chairman Ben Bernanke reiterated its desire to keep interest rates low for an extended period of time. Nevertheless, a key topic of discussion among financial

Dryden Government Securities Trust/Money Market Series	3

Strategy and Performance Overview (continued)

market participants is how and when the Fed will begin to withdraw the massive liquidity it injected into the financial system to ease the credit crunch. As a first step, the Fed has announced certain liquidity facilities launched during the height of the financial crisis will expire in the first quarter of 2010.

How did the Fund invest during the reporting period?

Prudential Fixed Income Management continued to employ a very conservative investment strategy that adapted to the changing conditions of the money markets. In early 2009, the large funding needs of the U.S. Treasury Department and various federal agencies provided a large supply of newly issued eligible money market securities at relatively attractive yields. Later in 2009, the supply of eligible money market securities was reduced as the U.S. Treasury Department’s funding needs declined and the federal agencies aimed to diversify their funding mix with longer-term debt securities.

The Fund also invested in debt securities guaranteed by the Federal Deposit Insurance Corporation that were issued under the Temporary Liquidity Guarantee Program (TLGP). The TLGP, launched in late 2008, was established to help financial firms gain access to then tight credit markets.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on June 1, 2009, at the beginning of the period, and held through the six-month period ended November 30, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden Government Securities Trust/Money Market Series	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Government Securities Trust/ Money Market Series		Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,000.20	0.45%	$2.26
	Hypothetical	$1,000.00	$1,022.81	0.45%	$2.28

Class Z	Actual	$1,000.00	$1,000.20	0.45%	$2.26
	Hypothetical	$1,000.00	$1,022.81	0.45%	$2.28

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2009, and divided by the 365 days in the Fund’s fiscal year ended November 30, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of November 30, 2009

Principal Amount (000)	Description	Value (Note 1)

Federal Home Loan Bank 25.9%
$2,000	0.000%, 1/19/10(b)	$1,998,965
1,200	0.112%, 1/7/10(a)	1,199,852
5,000	0.115%, 2/3/10(a)	4,998,978
1,000	0.119%, 12/11/09(b)	999,983
1,500	0.119%, 12/15/09(b)	1,499,953
25,000	0.154%, 12/28/09(b)	24,997,609
766	0.169%, 2/2/10(a)	765,773
10,000	0.187%, 12/21/09(b)	9,997,318
400	0.250%, 1/13/10(a)	399,881
4,000	0.960%, 1/28/10	4,004,673
5,000	1.050%, 2/24/10	5,009,555
950	1.050%, 3/9/10	952,172
2,500	2.625%, 3/12/10	2,516,868
4,790	3.100%, 2/4/10	4,814,835
3,000	4.750%, 12/11/09	3,003,605

		67,160,020

Federal Home Loan Mortgage Corporation 25.1%
3,850	0.150%, 12/7/09(a)	3,849,904
580	0.190%, 2/1/10(a)	579,810
460	0.200%, 2/8/10(a)	459,824
2,400	0.200%, 3/22/10(a)	2,398,520
1,250	0.200%, 3/24/10(a)	1,249,215
1,535	0.200%, 3/29/10(a)	1,533,994
4,200	0.200%, 4/19/10(a)	4,196,757
10,000	0.200%, 6/14/10(a)	9,989,167
900	0.210%, 12/8/09(a)	899,963
10,000	0.242%, 2/24/10(b)	9,998,546
10,000	0.245%, 3/8/10(a)	9,993,399
6,358	0.246%, 1/4/10(a)	6,356,521
10,443	0.350%, 1/4/10(b)	10,469,215
3,000	4.875%, 2/9/10	3,026,899

		65,001,734

Federal National Mortgage Association 18.6%
4,858	0.105%, 1/4/10(a)	4,857,524
3,000	0.130%, 3/1/10(a)	2,999,025
10,000	0.150%, 12/17/09(a)	9,999,333
1,500	0.150%, 2/16/10(a)	1,499,519
15,000	0.174%, 1/13/10(b)	14,993,794
2,455	0.200%, 12/1/09(a)	2,455,000

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	7

Portfolio of Investments

as of November 30, 2009 continued

Principal Amount (000)	Description	Value (Note 1)

Federal National Mortgage Association (cont’d.)
$900	0.200%, 3/3/10(a)	$899,540
900	0.200%, 3/10/10(a)	899,505
900	0.200%, 3/17/10(a)	899,470
1,175	3.250%, 2/10/10	1,182,015
5,000	4.625%, 12/15/09	5,008,034
2,500	4.750%, 3/12/10	2,531,325

		48,224,084

Other Corporate Obligations 17.3%
	Bank of America NA, FDIC Guaranteed
5,000	0.228%, 2/5/10(b)(c)	5,000,000
5,000	0.331%, 1/29/10(b)(c)	5,000,000
	Citigroup Funding, Inc., FDIC Guaranteed, M.T.N.
15,000	0.381%, 1/29/10(b)(c)	15,003,020
	Goldman Sachs Group, Inc., FDIC Guaranteed
5,000	0.379%, 12/15/09(b)(c)	5,000,000
5,000	0.834%, 12/3/09(b)(c)	5,022,692
	JPMorgan Chase & Co., FDIC Guaranteed
10,000	0.420%, 1/4/10(b)(c)	10,000,000

		45,025,712

Repurchase Agreement 5.9%
15,335	Bank of America Securities LLC 0.190%, dated 11/30/09, due 12/1/09 in the amount of $15,335,081 (cost $15,335,000; collateralized by $15,041,806 FDIC Corp. Debt., 1.750% - 3.000%, maturity date 12/9/11 - 12/28/12, the value of collateral including accrued interest was $15,641,701)	15,335,000

United States Treasury Securities(a) 11.3%
	United States Treasury Bills,
14,400	0.142%, 4/1/10	14,393,224
10,000	0.152%, 6/3/10	9,992,417
5,000	0.260%, 2/25/10	4,996,894

		29,382,535

	Total Investments 104.1% (amortized cost $270,129,085)(d)	270,129,085
	Liabilities in excess of other assets (4.1%)	(10,712,849)

	Net Assets 100.0%	$259,416,236

See Notes to Financial Statements.

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The following abbreviations are used in the portfolio descriptions:

FDIC—Federal Deposit Insurance Corporation

M.T.N.—Medium Term Note

(a)	Rate quoted represents yield to maturity as of purchase date.
(b)	Floating Rate Security. The interest rate shown reflects the rate in effect at November 30, 2009.
(c)	FDIC Guaranteed issued under the Temporary Liquidity Guarantee Program.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2009 in valuing the Series’ assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Federal Home Loan Bank	$—	$67,160,020	$—
Federal Home Loan Mortgage Corporation	—	65,001,734	—
Federal National Mortgage Association	—	48,224,084	—
Other Corporate Obligations	—	45,025,712	—
Repurchase Agreement	—	15,335,000	—
United States Treasury Securities	—	29,382,535	—

	—	270,129,085	—
Other Financial Instruments*	—	—	—

Total	$—	$270,129,085	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of November 30, 2008 and November 30, 2009, the Series did not use any significant unobservable inputs (Level 3) in determining the value of investments.

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	9

Portfolio of Investments

as of November 30, 2009 continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of November 30, 2009 was as follows:

Federal Home Loan Bank	25.9%
Federal Home Loan Mortgage Corporation	25.1
Federal National Mortgage Association	18.6
Other Corporate Obligations	17.3
United States Treasury Securities	11.3
Repurchase Agreement	5.9

104.1
Liabilities in excess of other assets	(4.1)

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of November 30, 2009

Assets
Investments, at amortized cost which approximates market value:
Investments	$254,794,085
Repurchase Agreement	15,335,000
Cash	439
Receivable for Series shares sold	665,077
Interest receivable	390,258
Prepaid expenses	5,580

Total assets	271,190,439

Liabilities
Payable for investments purchased	9,992,417
Payable for Series shares reacquired	1,620,804
Accrued expenses	97,192
Affiliated transfer agent fee payable	44,930
Deferred trustees’ fees	15,555
Management fee payable	2,033
Dividends payable	1,272

Total liabilities	11,774,203

Net Assets	$259,416,236

Net assets were comprised of:
Shares of beneficial interest, at par $.01 per share	$2,594,160
Paid-in capital in excess of par	256,851,888

259,446,048
Accumulated net investment loss	(3,141)
Accumulated net realized loss on investments	(26,671)

Net assets, November 30, 2009	$259,416,236

Class A
Net asset value, offering price and redemption price per share ($223,470,202 ÷ 223,470,023 shares of beneficial interest issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($35,946,034 ÷ 35,945,982 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	11

Statement of Operations

Year Ended November 30, 2009

Net Investment Income
Income
Interest	$1,984,379

Expenses
Management fee	1,203,064
Distribution fee—Class A	340,645
Transfer agent’s fees and expenses (including affiliated expense of $279,000)	279,000
U.S. Treasury Money Market Fund Guarantee Program fee (Note 6)	94,550
Custodian’s fees and expenses	50,000
Reports to shareholders	48,000
Registration fees	35,000
Trustees’ fees	25,000
Audit fee	19,000
Legal fees and expenses	17,000
Insurance expenses	6,000
Miscellaneous	4,996

Total expenses	2,122,255
Less: Management fee waiver (Note 2)	(467,534)
Distribution fee waiver (Note 2)	(278,686)

Net expenses	1,376,035

Net investment income	608,344

Realized Gain On Investments
Net realized gain on investment transactions	43,133

Net Increase In Net Assets Resulting From Operations	$651,477

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended November 30,
	2009	2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$608,344	$7,189,619
Net realized gain on investment transactions	43,133	12,013

Net increase in net assets resulting from operations	651,477	7,201,632

Dividends and Distributions (Note 1)
Class A	(594,233)	(6,653,470)
Class Z	(57,244)	(548,162)

	(651,477)	(7,201,632)

Series share transactions(a) (Note 5)
Net proceeds from shares subscribed	304,743,518	514,540,420
Net asset value of shares issued in reinvestment of dividends and distributions	731,854	7,349,764
Cost of shares reacquired	(367,892,997)	(476,891,944)

Net increase (decrease) in net assets from Series share transactions	(62,417,625)	44,998,240

Total increase (decrease)	(62,417,625)	44,998,240

Net Assets
Beginning of year	321,833,861	276,835,621

End of year(b)	$259,416,236	$321,833,861

(a) At $1.00 per share.
(b) Includes accumulated net investment income of	$—	$39,992

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	13

Notes to Financial Statements

Dryden Government Securities Trust (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Money Market Series (the “Series”) seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less.

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

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Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .40 of 1% of the Series’ average daily net assets up to $1 billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion, and .35 of 1% in excess of $1.5 billion. The effective management fee was .24 of 1% for the year ended November 30, 2009.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Class A

Dryden Government Securities Trust/Money Market Series	15

Notes to Financial Statements

continued

shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A Plan, the Series compensate PIMS at an annual rate of .125 of 1% of Class A average daily net assets.

Effective September 24, 2009, in order to support the income yield, PIMS and PI have voluntarily undertaken to waive distribution and service (12b-1) fees of Class A shares and management fees of the Series, respectively, such that the 1-day income yield (excluding capital gain or loss) does not fall below 0.025%. The income yield limit was set at 0.25%, 0.10%, and 0.05% on February 13, 2009, March 16, 2009 and May 6, 2009, respectively. The waivers are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the year ended November 30, 2009, PI has waived $278,686 and $467,534 of Class A’s distribution and service (12b-1) fees and management fees, respectively. The Series is not required to reimburse PIMS and PI for the amounts waived.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Pruco Securities, LLC (“Pruco”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the year ended November 30, 2009, the Series incurred approximately $46,900 in total networking fees, of which $46,000 was paid to Pruco and First Clearing. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

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Note 4. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

For the fiscal years ended November 30, 2009 and 2008, the tax character of the dividends paid, as reflected in the Statement of Changes in Net Assets of $651,477 and $7,201,632, respectively, was ordinary income for federal income tax purposes.

As of November 30, 2009, the accumulated undistributed earnings on a tax basis was $13,685 of ordinary income (which includes a timing difference of $1,272 for dividends payable).

As of November 30, 2009, for federal income tax purposes, the Series had a capital loss carryforward of approximately $27,000 which expires in 2012. The Series utilized approximately $43,000 of its capital loss carryforward during the fiscal year ended November 30, 2009. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2009, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 5. Capital

The Series offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. The Series may also offer Class S shares. There are no Class S shares currently issued and outstanding. The Series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

Transactions in shares of beneficial interest at $1 net asset value per share, for the Series were as follows:

Class A	Year ended November 30, 2009	Year ended November 30, 2008
Shares sold	284,808,631	500,900,005
Shares issued in reinvestment of dividends and distributions	667,522	6,791,551
Shares reacquired	(358,845,984)	(469,900,903)

Net increase (decrease) in shares outstanding	(73,369,831)	37,790,653

Dryden Government Securities Trust/Money Market Series	17

Notes to Financial Statements

continued

Class Z	Year ended November 30, 2009	Year ended November 30, 2008
Shares sold	19,934,887	13,640,415
Shares issued in reinvestment of dividends and distributions	64,332	558,213
Shares reacquired	(9,047,013)	(6,991,041)

Net increase (decrease) in shares outstanding	10,952,206	7,207,587

Note 6. Other

During the reporting period, with the approval of the Board of Trustees, the Series participated in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”) through its expiration on September 18, 2009. In connection with the participation, the Series incurred $94,550 in fees, which was 0.03% of average daily net assets during the fiscal year ended November 30, 2009.

Note 7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through January 25, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Financial Highlights

November 30, 2009	ANNUAL REPORT

Dryden Government Securities Trust/ Money Market Series

Financial Highlights

	Class A
	Year Ended November 30, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000

Net investment income and net realized gain on investment transactions	.002
Dividends and distributions	(.002)

Net asset value, end of year	$1.000

Total Return(a):	.20%
Ratios/Supplemental Data:
Net assets, end of year (000)	$223,470
Average net assets (000)	$272,517
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.46	%(b)
Expenses, excluding distribution and service (12b-1) fees	.44	%(c)
Net investment income	.20	%(b)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Net of management and distribution fees waiver. If the investment manager had not waived expenses, the expense ratio including distribution and service (12b-1) fees would have been .72% for the year ended November 30, 2009. The net investment loss ratio would have been (.05)% for the year ended November 30, 2009.
(c)	Net of management fee waiver. If the investment manager had not waived expenses, the expense ratio excluding distribution and service (12b-1) fees would have been .59% for the year ended November 30, 2009.
(d)	Includes .03% and .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended November 30, 2009 and 2008, respectively.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2008	2007	2006	2005

$1.000	$1.000	$1.000	$1.000

.025	.045	.041	.023
(.025)	(.045)	(.041)	(.023)

$1.000	$1.000	$1.000	$1.000

2.46%	4.62%	4.19%	2.30%

$296,840	$259,049	$239,311	$232,144
$273,729	$248,107	$239,613	$263,276

.63%	.74%	.80%	.80%
.50%	.61%	.67%	.67%
2.43%	4.54%	4.13%	2.29%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	21

Financial Highlights

continued

	Class Z
	Year Ended November 30, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000

Net investment income and net realized gain on investment transactions	.002
Dividends and distributions	(.002)

Net asset value, end of year	$1.000

Total Return(a):	.23%
Ratios/Supplemental Data:
Net assets, end of year (000)	$35,946
Average net assets (000)	$28,249
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.44	%(b)
Expenses, excluding distribution and service (12b-1) fees	.44	%(b)
Net investment income	.19	%(b)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Net of management fee waiver. If the investment manager had not waived management fees, the expense ratio including distribution and service (12b-1) fees would have been .59% for the year ended November 30, 2009. The expense ratio excluding distribution and service (12b-1) fees would have been .59% for the year ended November 30, 2009. The net investment income ratio would have been .01% for the year ended November 30, 2009.
(c)	Includes .03% and .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended November 30, 2009 and 2008, respectively.

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2008	2007	2006	2005

$1.000	$1.000	$1.000	$1.000

.026	.047	.043	.024
(.026)	(.047)	(.043)	(.024)

$1.000	$1.000	$1.000	$1.000

2.59%	4.75%	4.32%	2.43%

$24,994	$17,786	$18,116	$19,973
$21,970	$18,339	$18,986	$19,996

.50%	.61%	.67%	.67%
.50%	.61%	.67%	.67%
2.49%	4.66%	4.23%	2.49%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	23

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Dryden Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Dryden Government Securities Trust: Money Market Series (hereafter referred to as the “Fund”), including the portfolio of investments, as of November 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

January 25, 2010

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Tax Information

(Unaudited)

We are required by the Internal Revenue Code of 1986, as amended (“the Code”), to advise you within 60 days of the Fund’s fiscal year end (November 30, 2009) as to the federal tax status of dividends paid. We are advising you that in the fiscal year ended November 30, 2009, the Fund paid ordinary income dividends of $0.002 per share for Class A and Class Z shares.

For the fiscal year ended November 30, 2009, the fund designates the maximum amount allowable but not less than 98.91% as interest related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 85.73% of the ordinary income dividends paid qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

In January 2010, you will be advised on the appropriate IRS Form 1099-DIV and/or 1099 INT or substitute forms as to federal tax status of dividends and distributions received by you in calendar year 2009.

Dryden Government Securities Trust/Money Market Series	25

MANAGEMENT OF THE FUND

(Unaudited)

Information about Fund Directors/Trustees (referred to herein as “Board Members”) and Fund Officers is set forth below. Board Members who are not deemed to be “interested persons,” as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act.

Independent Board Members (1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (57) Board Member Portfolios Overseen: 57	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (57) Board Member Portfolios Overseen: 57	President and Chief Executive Officer (since March 1995) of Telemat Ltd. (management consulting); formerly Vice President at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (since May 2003); Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Director of Equity Residential (residential real estate) (since December 2009).
Michael S. Hyland, CFA (64) Board Member Portfolios Overseen: 57	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (70) Board Member Portfolios Overseen: 57	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

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Stephen P. Munn (67) Board Member Portfolios Overseen: 57	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	None.
Richard A. Redeker (66) Board Member Portfolios Overseen: 57	Retired Mutual Fund Executive (36 years); Management Consultant; Director of Penn Tank Lines, Inc. (since 1999).	None.
Robin B. Smith (70) Board Member & Independent Chair Portfolios Overseen: 57	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (66) Board Member Portfolios Overseen: 57	President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).	None.

Interested Board Member (1)
Judy A. Rice (62) Board Member & President Portfolios Overseen: 57	President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; Executive Vice President (since December 2008) of Prudential Investment Management Services LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005- March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.	None.

(1)

The year that each Board Member joined the Fund’s Board is as follows: Kevin J. Bannon, 2008; Linda W. Bynoe, 2008; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2008; Stephen P. Munn, 2008; Richard A. Redeker, 1995; Robin B. Smith, 2008; Stephen G. Stoneburn, 2008; Judy A. Rice, Board Member since 2008 and President since 2003.

Dryden Government Securities Trust/Money Market Series

Fund Officers (a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Scott E. Benjamin (36) Vice President	Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Senior Vice President Product Development and Marketing, Prudential Investments (since February 2006); Vice President Product Development and Product Management, Prudential Investments (2003-2006).
Kathryn L. Quirk (57) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.
Deborah A. Docs (52) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (51) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (35) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (38) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (47) Assistant Secretary	Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).
Timothy J. Knierim (51) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (51) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

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Theresa C. Thompson (47) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).
Noreen M. Fierro (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.
Grace C. Torres (50) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.
M. Sadiq Peshimam (46) Assistant Treasurer	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.
Peter Parrella (51) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes Ms. Rice, an interested Board Member who also serves as President.
(1)

The year that each individual became a Fund officer is as follows: Scott E. Benjamin, 2009; Kathryn L. Quirk, 2005; Deborah A. Docs, 1996; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Grace C. Torres, 1996; Valerie Simpson, 2007; Theresa C. Thompson, 2008; Peter Parrella, 2007; M. Sadiq Peshimam, 2006; Noreen M. Fierro, 2006.

Explanatory Notes

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31st of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the JennisonDryden Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts, The Target Portfolio Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Dryden Government Securities Trust/Money Market Series

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of the Money Market Series (the “Fund”)1 consists of 9 individuals, 8 of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the JennisonDryden Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2-4, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five-, and ten-year periods ending December 31, 2008, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

1 The Money Market Series is a series of Dryden Government Securities Trust.

Dryden Government Securities Trust/Money Market Series

Approval of Advisory Agreements (continued)

shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 2-4, 2009.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to

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both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Retail U.S. Government Money Market Funds Performance Universe) was in the first quartile over the one-, three-, five-, and ten-year periods. The Board also noted that the Fund outperformed its benchmark average during all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s third quartile, and that the Fund’s total expenses ranked in the Expense Group’s second quartile. The Board considered PI’s explanation that the Fund’s third quartile ranking of its actual management fee was only 1 basis point higher than the median actual management fee for all funds included in the Expense Group. The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI,

Dryden Government Securities Trust/Money Market Series

Approval of Advisory Agreements (continued)

as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objective, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Government Securities Trust/Money Market Series, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z
NASDAQ	PBGXX	PGZXX
CUSIP	262434301	262434400

MF100E    0170192-00001-00

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended November 30, 2009 and November 30, 2008, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $19,244 and $19,244, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

During the fiscal year ended November 30, 2009, KPMG, the Registrant’s principal accountant, billed the Registrant $1,558 for professional services rendered in connection with agreed upon procedures performed related to a custody conversion. Not applicable for the fiscal year ended November 30, 2008.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the

Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(b) was approved by the audit committee.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2009 and 2008. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2009 and 2008 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Securities Trust

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 26, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 26, 2010

*	Print the name and title of each signing officer under his or her signature.